Related Party Transactions (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 12, 2023	Jan. 12, 2021	Jan. 19, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 14, 2022	Jan. 08, 2021
RelatedPartyTransactionLineItems [Line Item]
Per share (in Dollars per share)	$ 0.026
Payments to affiliate						$ 10,000		$ 10,000
Fees for services				$ 30,000	$ 30,000	60,000	$ 60,000
Aggregate principal amount											$ 300,000
Overpaid amount			$ 26,615
Principal amount	$ 280,000
Public per share (in Dollars per share)								$ 10.2
Deposited in trust account				105,000		105,000
Outstanding				$ 0		0
Principal amount	300,000
Outstanding working capital loan						50,000
Working capital loans						$ 1,500,000		$ 1,500,000
Price per warrant (in Dollars per share)				$ 1		$ 1		$ 1
Service cost incurred and paid								$ 1,000,000
Outstanding promissory note								$ 0	$ 127,385
Over-Allotment Option [Member]
RelatedPartyTransactionLineItems [Line Item]
Shares subject to forfeiture (in Shares)		562,500
Initial Public Offering [Member]
RelatedPartyTransactionLineItems [Line Item]
Total purchased units (in Shares)				1,250,000		1,250,000		1,250,000
Per share (in Dollars per share)				$ 10		$ 10		$ 10		$ 10.2
Administrative Services Agreement [Member]
RelatedPartyTransactionLineItems [Line Item]
Service cost incurred and paid								$ 120,000
Class B Common Stock [Member]
RelatedPartyTransactionLineItems [Line Item]
Shares issued (in Shares)		4,312,500
Initial stockholders for cash		$ 25,000
Per share (in Dollars per share)		$ 0.006
Sponsor [Member]
RelatedPartyTransactionLineItems [Line Item]
Deposit	$ 35,000
Public per share (in Dollars per share)	$ 0.026
Principal amount	$ 300,000
Outstanding working capital loan						$ 50,000
Working capital loans						$ 50,000
Business Combination [Member]
RelatedPartyTransactionLineItems [Line Item]
Initial business combination description						(i) one year after the date of the consummation of the Company’s initial Business Combination or (ii) the date on which the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any founder shares. Notwithstanding the foregoing, if the closing price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing 150 days after the initial Business Combination, the founder shares will no longer be subject to such transfer restrictions.		(i) one year after the date of the consummation of the Company’s initial Business Combination or (ii) the date on which the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any founder shares. Notwithstanding the foregoing, if the closing price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing 150 days after the initial Business Combination, the founder shares will no longer be subject to such transfer restrictions.
Services and advice				$ 172,500		$ 172,500		$ 172,500